Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,019,811)	$ (2,306,806)	$ (13,653,340)	$ (7,338,171)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	39,860	39,860	159,439	164,942
Provision (recovery) for credit losses	23,283	(10,215)	408,569	907,021
Amortization of operating right-of-use asset	114,226	60,079	376,361	371,739
Amortization of debt issuance cost	53,303		121,149	72,807
Deferred taxes benefits				215,937
Gain (Loss) on loan extinguishment	(40,000)		8,417	233,450
Loss on early termination of right-of-use asset				33,423
Loss on disposal of fixed assets				17,219
Stock compensation expenses	84,936	171,897	1,413,458
Non cash finance expense		1,000,000	1,000,000
Goodwill impairment loss				1,023,533
Inventory impairment loss			2,315,209	1,269,469
Change in operating assets and liabilities:
Accounts receivable	305,254	430,906	(1,672,144)	245,007
Inventories	911,468	395,420	952,291	2,486,509
Prepayments and other current assets	29,130	(12,787)	(11,697)	(6,084)
Prepayments - related parties				13,304
Security deposit	(40,748)	20,000	(381,000)	19,088
Accounts payable	(910,664)	(680,577)	2,609,342	(1,148,473)
Other payables and accrued liabilities	979,496	5,406	437,872	852,662
Accrued interest payable - related parties	2,579	15,508	101,571	63,141
Operating lease liabilities	(12,656)	(31,791)	(393,362)	(428,883)
Tax accrual	(22,111)	26,183	160,746	(58,559)
Deferred income - Contract liabilities	(91,716)	103,495	112,348	(689,209)
Net cash used in operating activities	(594,171)	(773,422)	(5,934,771)	(1,680,128)
CASH FLOWS FROM INVESTING ACTIVITIES:
Deposit from investment of Future Tech	(300,000)
Loan to related parties				(570,000)
Loan to Lakeshore		(40,000)	(40,000)
Loan repayment from third parties				132,913
Net cash used in investing activities	(300,000)	(40,000)	(40,000)	(437,087)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the reverse recapitalization		1,120,177	1,120,177
Payments of transaction costs incurred by Lakeshore		(1,044,980)	(1,044,980)
Repayments of promissory note - related party of Lakeshore		(75,000)	(75,000)
Shares and warrants issued through July public offering			1,004,000
Shares and warrants issued through November public offering			2,304,953
Proceeds from exercise of warrants	865,423		451,433
Payments of deferred offering costs		(266,925)	(266,925)	(438,932)
Long-term loan borrowing				3,338,546
Repayments on long-term loan	(58,053)	(64,588)	(269,119)	(167,830)
Short-term loan borrowing from third parties	447,555	1,405,000	4,915,984	608,312
Repayments on short-term loan from third parties	(483,758)	(181,950)	(2,850,239)	(1,858,591)
Short-term loan borrowing from related parties				773,255
Repayments on short-term loan from related parties	(150,000)		(50,000)	(700,000)
Convertible notes borrowing	115,000		1,197,500
Repayments on convertible notes	(264,870)		(272,920)
Borrowings from other payables - related parties	20,000		38,184	1,558
Payments on other payables - related parties			(30,000)	(28,501)
Net cash provided by financing activities	491,297	891,734	6,173,048	1,527,817
EFFECT OF FOREIGN EXCHANGE ON CASH	395	50	94	787
CHANGES IN CASH	(402,479)	78,362	198,371	(588,611)
CASH AND CASH EQUIVALENTS, beginning of period	420,131	221,760	221,760	810,371
CASH AND CASH EQUIVALENTS, end of period	17,652	300,122	420,131	221,760
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	1,700	2,621	3,315	4,221
Cash paid for interest	286,593	286,358	1,276,757	768,221
SUPPLEMENTAL DISCLOSURE OF NON-CASH TRANSACTIONS:
Right of use assets acquired under new operating leases			398,788	46,284
Cost method investment converted from accounts receivable				1,000,000
Derecognition of early termination of right-of-use asset				144,602
Derecognition of early termination of operating lease liabilities				152,179
Reduce of right-of-use asset and operating lease liabilities based on modification		54,800	54,800
Accumulated deficit acquired upon the reverse recapitalization		1,603,020	1,732,630
Deferred offering cost converted to APIC upon the reverse recapitalization		$ 1,100,857	1,100,857
Loan to related parties offset with other payables per agreement				110,000
Debt-to-equity conversion			1,500,000
Forgiveness of related party's debt			$ 2,135,573